Purchases and other expenses - Restructuring costs - Components - Additional information (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Orange Spain and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of people to depart	300
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of people to depart		1,400
Orange Espagne and its subsidiaries
Disclosure of subsidiaries [line items]
Number of people to depart	400